Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Carrying amount	$ 6,050,050	$ 1,662,153
Contractual cash flows	6,122,455	1,662,153
6 months or less	5,152,730	1,662,153
6-12 months	46,800
1-2 years	442,268
2-5 years	480,657
More than 5 years
Trade and other payables [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Weighted average interest rate
Carrying amount	$ 3,467,554	$ 500,769
Contractual cash flows	3,467,554	500,769
6 months or less	3,467,554	500,769
6-12 months
1-2 years
2-5 years
More than 5 years
Interest bearing borrowings [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Weighted average interest rate	11.25%	10.00%
Carrying amount	$ 1,207,712	$ 1,110,171
Contractual cash flows	1,207,712	1,110,171
6 months or less	1,207,712	1,110,171
6-12 months
1-2 years
2-5 years
More than 5 years
Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Weighted average interest rate	7.80%	10.00%
Carrying amount	$ 370,064	$ 51,213
Contractual cash flows	442,469	51,213
6 months or less	45,000	51,213
6-12 months	46,800
1-2 years	95,472
2-5 years	255,197
More than 5 years
Convertible notes [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Weighted average interest rate	8.00%
Carrying amount	$ 225,460
Contractual cash flows	225,460
6 months or less
6-12 months
1-2 years
2-5 years	225,460
More than 5 years
Other current liabilities [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Weighted average interest rate
Carrying amount	$ 432,464
Contractual cash flows	432,464
6 months or less	432,464
6-12 months
1-2 years
2-5 years
More than 5 years
Other non-current liabilities [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Weighted average interest rate
Carrying amount	$ 346,796
Contractual cash flows	346,796
6 months or less
6-12 months
1-2 years	346,796
2-5 years
More than 5 years